Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

The comparative consolidated statements of operations for the years ended December 31, 2009 and 2010 have been restated to reflect the operations discontinued during the year ended December 31, 2011, as if they had been discontinued from the start of the earliest period presented.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entity.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to govern the financial and operating policies; to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors.

A variable interest entity is the entity in which the Company, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. Vimicro China is the primary beneficiary of the entity.

All significant inter-company transactions and balances, and any unrealized gains arising from inter-company transactions, are eliminated in consolidation.

Investment in unconsolidated affiliate

Investments in entities over which the Group holds between 20% and 50% of the equity interest, or over which the Group has significant influence but does not control are accounted for using the equity method of account. Equity accounting involves recognizing in the consolidated statement of operations the Group's share of the profit or loss for the year of the investment. Vimicro China held 50% equity interest in Shenzhen Haoxing Information Technology Corporation, which was liquidated in August 2009.

Investments in entities which the Group holds less than 20% of the investee's voting stock and does not exert significant influence is accounted for using the cost method of accounting. Cost accounting measures the original cost on the fair market value of the consideration at the acquisition date and adjusts for other-than-temporary declines in fair value. Cash dividends from the investee are reported as income by the investor. Vimicro China held a 5% equity interest in Vimicro Wuxi after the divesting of Non-core IC Business in December 2010. Vimicro China held a 18% direct equity interest in Vimicro Qingdao after the disposal of mobile business in December 2011.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group's consolidated financial statements mainly include useful lives of property, equipment and software and other long-lived assets, realization of deferred tax assets and uncertain tax positions, provision for doubtful accounts, write-down of inventories, determining the fair value of assets and liabilities in acquisition, share-based compensation expenses, estimated selling price for multiple element deliverables, goodwill and intangible assets, assumptions used in the valuation of the Non-core IC Business and mobile business.

From January 1, 2010, the Group revised estimated residual values for equipment and office furniture, motor vehicles and software from 10% to nil based on management's assessment. Changes in estimates are accounted for on a prospective basis, by amortizing related assets' current carrying values over their estimated useful lives without residual value. The effect of this change increased loss from continuing operations and net loss by approximately $473 in 2010 or $0.00 per basic and diluted ordinary shares for 2010 when compared to the results using original estimated residual values.

From January 1, 2010, the Group revised estimated useful life from eight years to five years for the software acquired from Visiondigi based on management's assessment. Changes in estimates are accounted for on a prospective basis, by amortizing the software's current carrying value over the revised estimated useful life. The effect of this change increased loss from continuing operations and net loss by approximately $26 or $0.00 per basic and diluted ordinary shares for 2010 when compared to the results using the original estimated useful life.

Concentration of risk

Business and economic risks

The Group's operating results are significantly dependent on its ability to develop and market products. The Group faces rapid technology advancement which requires the Group to continually improve the performance, features and reliability of its products. Inability of the Group to successfully develop and market its products as a result of competition or other factors would have a material adverse effect on the Group's business, financial condition and results of operations.

The Group operates in two segments: multimedia processors, and surveillance and security products from 2009. Revenues from multimedia processors, and surveillance and security products accounted for approximately 96% and 4%, 90% and 10%, 74% and 26% of total revenue in 2009, 2010 and 2011, respectively.

The Group depends on a few key customers for the majority of its sales, and the loss of or a significant reduction in orders from any of these customers would have a material adverse impact on its operating results. For the years ended December 31, 2009, 2010 and 2011 the top ten customers accounted for approximately 87%, 86% and 87% of total product revenue, respectively. The Group cannot assure that these customers will continue to purchase products from them.

The following table summarizes the customers who accounted for more than 10% of the total revenue of the Group for the years ended December 31, 2009, 2010 and 2011.

	Years ended December 31
	2009	2010	2011
Multimedia processors
Customer B	12%	13%	10%
Customer I	20%	16%	4%
Customer P	8%	18%	51%
Surveillance and security products
Customer S	4%	5%	12%

The Group relies on a few foundries for wafers and several companies for assembly and testing services for the existing products. The ability of each foundry to provide wafers is limited by the foundry's available capacity. Moreover, the price of wafers may fluctuate based on the available industry capacity. The Group does not have long-term supply contracts with any of these foundries or assembly and testing houses. Therefore, the Group cannot be certain that these foundries and assembly and testing houses will allocate sufficient capacity to satisfy its requirements. If the Group is not able to obtain the necessary foundry capacity and assembly and testing capacity to produce the required volume for its customers in a timely manner, both its relationships with the customers and operating results would be adversely affected.

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, time deposits, temporarily restricted cash and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. The Company continues to monitor the financial strength of the financial institutions. The Company had $52.7 million in cash and cash equivalents, short-term time deposits and temporarily restricted cash as of December 31, 2011. Accounts receivable are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers' financial conditions and ongoing monitoring process of outstanding balances.

The following table summarizes the customers who accounted for more than 10% of the total accounts receivables as of December 31, 2010 and 2011:

	As of December 31
	2010	2011
Customer P	13%	20%
Customer V	13%	2%
Customer S	23%	53%
Customer U	11%	—

Currency convertibility risks

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange risks

The value of the RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in China's political and economic conditions and China's foreign exchange policies. Under the current policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.

This change in policy has resulted in an appreciation of the RMB against the U.S. dollar in recent years.

A portion of our revenue and most of our operating expenses are denominated in RMB, while most of our revenue, cost of revenue and non-operating expenses are denominated in U.S. dollars and Hong Kong dollars, which are pegged to the U.S. dollar. The Group uses the U.S. dollar as the reporting currency for our financial statements. Fluctuations in exchange rates, primarily those involving the U.S. dollar, may affect our costs and operating margins as well as our net loss and comprehensive loss reported in U.S. dollars.

Fair value of measurements

ASC 820, Fair value measurement and Disclosure ("ASC820") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy. Although the adoption of ASC 820 did not impact the Group's financial position, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group's financial instruments include cash and cash equivalents, short-term time deposits, temporarily restricted cash, marketable equity securities, accounts receivable, accounts payable, customer advances and deposits. The carrying amounts of the Group's cash and cash equivalents, time deposits and restricted cash approximate their fair value due to the short maturity of those instruments. Fair values for equity securities classified as available for sale securities are based upon quoted market prices. The carrying amounts of the Group's receivables and payables approximated their fair values as of the balance sheet dates due to their short maturities and the interest rates currently available.

In accordance with ASC 820, the Company measures marketable equity securities classified as available for sale at fair value on a recurring basis. These assets are classified within the Level 1 by the fair value hierarchy as they can be valued using quoted market prices.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the year ended December 31, 2011.

	Fair value measurement at the December 31, 2011 using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Total losses	Total losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

Property, equipment and software, intangible assets, goodwill were written down to their fair value of $14,266, nil and nil as of December 31, 2011, resulting in an impairment charge of $1,743,$2,674 and $2,182, respectively, which were aggregately included in the caption of "Assets impairment" for the year ended December 31, 2011 in the consolidated statements of operations and comprehensive loss. The Group utilized cost method under which 59% to 100% discounts were applied to quoted market price, depending on the expected remaining useful lives of such assets.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits placed with banks or other financial institutions, which are payable on demand and have original maturities of three months or less.

Restricted cash

Restricted cash balances comprise cash in bank balances, which are restricted as to withdrawal or usage under the terms of certain contracts or under banking regulations.

Short-term time deposits

Short-term time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months, but less than one year.

Marketable equity securities

Marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses, net of tax, are recorded in accumulated other comprehensive income, a separate component of shareholders equity. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are recorded as gain/(loss) on disposal of available-for-sale securities and impairment of available-for-sale securities respectively under other income/(expense) in the consolidated statements of operations and comprehensive loss. The basis on which the cost of a security sold or the amount reclassified out of accumulated other comprehensive income into earnings is determined by the first in, first out method.

Inventories

Inventories are stated at the lower of cost or market. The cost is computed on a weighted-average basis. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment loss.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment loss, if any, over their estimated useful lives on a straight line basis. The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Provision for doubtful accounts

Provisions are made against accounts receivable to the extent that collection is considered to be doubtful. Accounts receivable in the consolidated balance sheets are stated net of such provision, if any.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill amount is not amortized but tested for impairment at the reporting unit level on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company determined that it has two reporting units: multimedia processors and surveillance and security products. Goodwill arose from the acquisition of the ViSS business and is allocated to the surveillance and security products segment.

Intangible assets

Intangible assets with finite useful lives are amortized over their estimated useful lives using the straight-line method and carried at cost less accumulated amortization with no residual value. The estimated useful lives of intangible assets are reviewed at least annually. As of December 31, 2011, intangible assets have useful lives from the date of acquisition as follows:

Core technologies	15.3 years
Trade name	1.3 years
Purchased software	5 years

Impairment of long-lived assets

Impairment of property, plant and equipment and intangibles

The Group evaluates its long-lived assets or asset group including intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group valuates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon the market value for similar assets and discounted cash flows for property, equipment and software and intangibles, respectively.

Impairment of goodwill

In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present. The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

Revenue recognition

The Group recognizes revenue from the sales of products and rendering of services when the earnings process has been completed, as evidenced by agreement with the customer, delivery of products and transfer of title has occurred, the fees are fixed or determinable and collectability is reasonably assured, as prescribed by ASC 605, Revenue recognition ("ASC 605").

Multimedia processors

Multimedia processor revenue derives from PC and embedded notebook camera multimedia processors, image sensors, and other products. Multimedia processors revenues are generally recorded net of business taxes and related surcharges provided all revenue recognition criteria have been met.

The Company use distributors for sales of multimedia processors. The Company enters into generally short term arrangements with its distributors, which on rare occasions may include certain obligations of the Company such as acceptance or price protection clauses. When the Company provides an acceptance provision to a distributor, revenue is not recognized until acceptance has been received. The Company does not have a history of providing refunds, discounts or other price concessions in connection with price protection clauses that the Company may provide to a distributor. The Company believes that such provisions are within the control of the Company and expects any benefits provided to the distributor to be insignificant. As such, the Company believes that it is able to reasonably estimate price concessions as remote, such that the price is fixed and determinable and revenue is recognized upon delivery of the product sold. The Company does not have any other post shipment obligations.

The cost of multimedia processor revenue primarily consists of costs associated with the fabrication of wafers, assembly, testing and shipping of our multimedia processors, amortization of costs associated with production masks and tooling and costs of third-party image sensors that the Group sells to its customers.

Surveillance and security products

The surveillance and security products are generally comprised of hardware with essential software and separate installation. The hardware and software components generally include a digital video recorder, camera, server, personal computers and the proprietary software of ViSS with other third party software that supports the operating system. The Company's software products are bundled together with hardware products so that the software components and non-software components function together to deliver the products' essential functionality. The Company markets and sells an integrated platform for a unified surveillance, storage and management solution. If the hardware does not contain the software, the surveillance and security solution cannot be separately marketed and sold to customers. In addition, the Company also provides installation services, which includes software testing and equipment set up for the monitoring room.

The hardware, software and installation in surveillance and security products arrangements are considered multiple accounting units in accordance with Accounting Standards Update ("ASU") No. 2009-13, Revenue recognition (Topic 605): Multiple-Deliverable Recognition Arrangement. The total arrangement consideration is allocated to the individual deliverables on the basis of their relative selling price.

Relative selling price method is based on the selling price of vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or management's estimated selling price ("ESP") if neither VSOE nor TPE is available for the delivered items. The Company uses the estimated selling price for each deliverable as neither VSOE nor TPE is available from the Company's relatively short history engaged in the surveillance and security business. The objective of ESP is to determine the price at which the Company would transact a sale if the deliverable were sold on a stand-alone basis.

The Company determines ESP for a deliverable based on the cost plus an estimated profit margin while considering multiple factors including, but not limited to, market conditions, competitive landscape, cost, gross margin objectives and pricing practices. For the hardware and the third-party software component, the Company purchases these items from third party suppliers. In reference to available market information on the price of hardware and third party software and with the Company's consideration of margins in negotiating the pricing, the Company establishes ESP for hardware and the third-party software component. Similarly, with respect to the Company's ViSS proprietary software, the Company makes reference to historical selling prices under ASB, however, noting differences between the historical ViSS business within ASB and the ViSS business within the Company. In connection with the installation service component, ESP is based on our internal costs structure and margin with respect to labor costs and market information.

The Group recognizes revenue from delivered hardware and software components after obtaining the shipping acceptance from customers and recognizes revenue from installation service after obtaining the acceptance from customers.

The cost of surveillance and security product revenue includes the cost of hardware and software, third-party hardware and software products, installation and other services and warranty cost.

Warranty obligation is provided based on estimated warranty payment when the underlying revenue is recognized.

Payments received from customers in advance of shipment are initially recorded as advances from customers and recorded as revenue after all the revenue recognition criteria have been met.

Research and development costs

Research and development ("R&D") costs are charged to expense as incurred.

Government grants

Government grants received from PRC government agencies are recognized as deferred government grants and offset against the corresponding expenses as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Advertising costs

Advertising costs are charged to expense as incurred. Advertising costs were approximately $332, $396 and $780 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and for the expected future tax benefits from loss carry-forwards, if any. Deferred tax assets and liabilities are measured using the enacted tax rates expected in the years of recovery or reversal and the effect from a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of enactment. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company adopted the provisions of ASC740 Income Taxes ("ASC740") to clarify the accounting for uncertainty in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company's estimates. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions and translation

The functional currencies of the Company and its subsidiaries are their respective local currencies. The reporting currency of the Group is the United States Dollar ("USD"). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using exchange rates in effect at the balance sheet dates. These exchange differences are included in the consolidated statements of operations and comprehensive loss.

Those entities that use a different functional currency other than USD are translated into USD using the applicable exchange rates at balance sheet dates for assets and liabilities and average exchange rates are used for the statements of operations and comprehensive loss. Translation adjustments resulting from translation of these consolidated financial statements are reflected as foreign currency translation adjustment in accumulated other comprehensive income in the shareholders' equity.

Share-based compensation

The Company applies ASC 718 Compensation-Stock Compensation ("ASC 718"). Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service periods for any share option and restricted share grants based on the fair values of share option and restricted share on the dates of grant. For the options that were repriced during the year ended December 31, 2008, in accordance with ASC 718, the Company recognized additional compensation cost for the excess of fair value of the modified share options issued over the fair value of the original share options at the date of the modification for all the original share options vested as of the modification date. The compensation cost due to the incremental fair value of the modified awards and the remaining balance of the unrecognized compensation cost for the unvested share options are recognized over the remaining requisite service periods of the modified awards. The Company does not receive any tax benefits or deductions from awards exercised.

The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50 Equity-Based Payments to Non-Employees ("ASC 505-50"). Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each reporting date to determine the appropriate charge to share-based compensation.

Employee social security and welfare benefit plans

All Chinese employees of the Company's PRC subsidiaries participate in employee social security plans, including pension, medical, housing and other welfare benefits, organized and administered by relevant government authorities. The premiums and welfare benefit contributions that are borne by these entities are calculated based on percentages of the total salary of employees, subject to certain ceilings and are paid to the respective labor and social welfare authorities. The PRC government is responsible for the welfare benefit for the retired employees. The Group has no obligation for post retirement or other welfare benefits beyond the annual contributions.

The welfare benefits expenses were approximately $2,484, $3,578 and $5,334 for the years ended December 31, 2009, 2010 and 2011, respectively.

Profit appropriation

The PRC subsidiaries and VIE of the Group are required to make appropriations to statutory reserve funds based on after-tax net income, after recouping prior years' losses, determined in accordance with PRC GAAP.

Vimicro China is a wholly foreign-owned enterprise established in the PRC. In accordance with the "Law of the People's Republic of China on Enterprises Operated Exclusively with Foreign Capital", Vimicro China should set aside at least 10% of its net profit, after recouping prior years' losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors.

The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of Vimicro China's registered capital.

In accordance with the China Company Laws, the Company's VIE should set aside at least 10% of its net profit, after recouping prior years' losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors. The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of VIE's registered capital.

The PRC subsidiaries and VIE did not appropriate statutory reserve fund during the years ended December 31, 2009, 2010 and 2011 because of their losses.

Segment reporting

In accordance with ASC 280 Segment Reporting ("ASC 280"), segment reporting is determined based on how the Group's chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in two principal business segments from 2009, namely multimedia processors and, surveillance and security products. The Group does not allocate any assets to the two segments as management does not use this information to measure the performance of the reportable segments.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events or circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Company consists of foreign currency translation adjustments and unrealized gain/ (loss) on available-for-sale securities.

Loss per share

The Group computes loss per share in accordance with ASC 260 Earning Per share ("ASC 260"). Basic net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the sum of the weighted-average number of ordinary shares outstanding and, if dilutive, the potential ordinary shares outstanding during the period.

The following table sets forth the computation of basic and diluted loss attributable to ordinary shareholders per share:

	Year ended December 31
	2009	2010	2011
Numerator:
Loss from continuing operations attributable to Vimicro International Corporation	(8,985)	(1,760)	(15,624)
Loss from discontinued operations attributable to Vimicro International Corporation	(9,782)	(16,884)	(12,576)

Net loss attributable to Vimicro International Corporation	(18,767)	(18,644)	(28,200)

Denominator (in number of shares):

Weighted-average ordinary shares outstanding - basic and diluted	143,182,200	147,815,985	145,123,889

Loss per share - basic and diluted
Continuing operations	(0.06)	(0.02)	(0.10)

Discontinued operations	(0.07)	(0.11)	(0.09)

Total loss per share - basic and diluted	(0.13)	(0.13)	(0.19)

The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted loss per share if their inclusion is anti-dilutive.

There were 21,325,751, 22,109,023 and 28,646,437 share options and non-vested restricted shares outstanding as of December 31, 2009, 2010 and 2011, respectively, which were excluded from the computation of loss per share because of their anti-dilutive effect.

Operating leases

Rental payments under operating leases are charged to expense based on a straight- line method over the period of the leases.

Land use rights

Land use rights include prepayments towards acquisition and land use rights acquired. Land use rights acquired are stated at cost less accumulated amortization and impairment loss. Land use rights are amortized on a straight-line basis over their useful lives.

As of December 31, 2010 and 2011, the Company had land use rights that are amortized over the useful life up to 50 years.

Treasury stock

Treasury stock consists of shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 ("ASU 2011-04"), Fair Value Measurement ("ASC 820") which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements.

In June 2011, the Financial Accounting Standards Board issued ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income ("OCI") and its components in the statements of shareholders' equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU No. 2011-12 ("ASU 2011-12"), Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company currently presents items of net income and OCI in one continuous statement and the adoption of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company's consolidated financial statements.